Prepaid land use rights (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Land use rights, minimum lease term	40 years
Land use rights, maximum lease term	50 years
Cost	¥ 600,904	¥ 491,638
Less: accumulated amortization	(64,541)	(53,082)
Current portion of prepaid land use rights (recorded in other current assets)	12,155	10,063
Non-current portion of prepaid land use rights	524,208	428,493
Net	536,363	¥ 438,556
China Construction Bank | Short-term loans
Debt Instrument [Line Items]
Net book value of prepaid land use rights pledged as collateral	24,914
Bank loan secured by pledge of prepaid land use rights	90,784
Agriculture Bank of China | Long-term loan
Debt Instrument [Line Items]
Net book value of prepaid land use rights pledged as collateral	70,765
Bank loan secured by pledge of prepaid land use rights	70,000
Industrial and Commercial Bank of China | Long-term loan
Debt Instrument [Line Items]
Net book value of prepaid land use rights pledged as collateral	204,823
Bank loan secured by pledge of prepaid land use rights	¥ 1,440,000